American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Convertible Securities ETF (QCON)
November 30, 2021

American Century Quality Convertible Securities ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CONVERTIBLE BONDS — 65.6%
Airlines — 1.2%
American Airlines Group, Inc., 6.50%, 7/1/25	104,000	143,052
Southwest Airlines Co., 1.25%, 5/1/25	91,000	122,566
		265,618
Auto Components — 0.4%
Patrick Industries, Inc., 1.00%, 2/1/23	76,000	84,598
Automobiles — 2.0%
Ford Motor Co., 0.00%, 3/15/26(1)(2)	190,000	247,238
Tesla, Inc., 2.00%, 5/15/24	12,000	221,297
		468,535
Biotechnology — 0.4%
Halozyme Therapeutics, Inc., 0.25%, 3/1/27(1)	105,000	88,659
Capital Markets — 0.3%
Digitalbridge Operating Co. LLC, 5.75%, 7/15/25(1)	18,000	64,481
Communications Equipment — 2.0%
Lumentum Holdings, Inc., 0.50%, 12/15/26	199,000	220,612
Viavi Solutions, Inc., 1.00%, 3/1/24	192,000	240,360
		460,972
Electronic Equipment, Instruments and Components — 0.4%
Insight Enterprises, Inc., 0.75%, 2/15/25	25,000	37,540
Vishay Intertechnology, Inc., 2.25%, 6/15/25	50,000	51,100
		88,640
Entertainment — 1.4%
World Wrestling Entertainment, Inc., 3.375%, 12/15/23	90,000	185,850
Zynga, Inc., 0.25%, 6/1/24	125,000	131,717
		317,567
Equity Real Estate Investment Trusts (REITs) — 0.9%
IH Merger Sub LLC, 3.50%, 1/15/22	51,000	90,525
IIP Operating Partnership LP, 3.75%, 2/21/24(1)	17,000	66,513
Summit Hotel Properties, Inc., 1.50%, 2/15/26	51,000	51,364
		208,402
Health Care Equipment and Supplies — 4.9%
CONMED Corp., 2.625%, 2/1/24	119,000	186,532
Dexcom, Inc., 0.25%, 11/15/25	379,000	458,827
Envista Holdings Corp., 2.375%, 6/1/25	26,000	50,619
Insulet Corp., 0.375%, 9/1/26	203,000	283,819
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	53,000	56,291
Mesa Laboratories, Inc., 1.375%, 8/15/25	45,000	55,478
NuVasive, Inc., 1.00%, 6/1/23	46,000	45,684
		1,137,250
Health Care Providers and Services — 1.3%
Anthem, Inc., 2.75%, 10/15/42	51,000	293,291
Health Care Technology — 1.5%
Omnicell, Inc., 0.25%, 9/15/25	190,000	353,163
Hotels, Restaurants and Leisure — 2.0%
Airbnb, Inc., 0.00%, 3/15/26(1)(2)	190,000	188,575
Booking Holdings, Inc., 0.75%, 5/1/25	123,000	166,111
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23	99,000	118,382
		473,068

Independent Power and Renewable Electricity Producers — 0.2%
Sunnova Energy International, Inc., 0.25%, 12/1/26(1)	43,000	53,675
Interactive Media and Services — 2.8%
Snap, Inc., 0.75%, 8/1/26	25,000	54,633
Snap, Inc., 0.00%, 5/1/27(1)(2)	194,000	188,385
Twitter, Inc., 0.25%, 6/15/24	151,000	165,155
Ziff Davis, Inc., 1.75%, 11/1/26(1)	189,000	234,714
		642,887
Internet and Direct Marketing Retail — 3.9%
Etsy, Inc., 0.125%, 9/1/27	236,000	365,800
Match Group Financeco 2, Inc., 0.875%, 6/15/26(1)	120,000	191,100
Match Group Financeco 3, Inc., 2.00%, 1/15/30(1)	37,000	64,263
Wayfair, Inc., 0.625%, 10/1/25	245,000	242,183
Wayfair, Inc., 1.00%, 8/15/26	26,000	47,489
		910,835
IT Services — 3.9%
Akamai Technologies, Inc., 0.375%, 9/1/27	434,000	496,713
Cloudflare, Inc., 0.75%, 5/15/25	22,000	110,390
Perficient, Inc., 1.25%, 8/1/25	35,000	93,955
Square, Inc., 0.25%, 11/1/27	188,000	210,207
		911,265
Leisure Products — 0.2%
Callaway Golf Co., 2.75%, 5/1/26	23,000	39,560
Life Sciences Tools and Services — 1.1%
Illumina, Inc., 0.00%, 8/15/23(2)	150,000	168,563
Repligen Corp., 0.375%, 7/15/24	33,000	83,731
		252,294
Machinery — 2.0%
Chart Industries, Inc., 1.00%, 11/15/24(1)	43,000	129,484
John Bean Technologies Corp., 0.25%, 5/15/26(1)	84,000	94,248
Middleby Corp. (The), 1.00%, 9/1/25	166,000	240,119
		463,851
Media — 2.2%
Cable One, Inc., 1.125%, 3/15/28(1)	37,000	36,976
Liberty Broadband Corp., 2.75%, 9/30/50(1)	380,000	389,094
Liberty Media Corp., 2.75%, 12/1/49(1)	70,000	72,555
		498,625
Mortgage Real Estate Investment Trusts (REITs) — 2.6%
Apollo Commercial Real Estate Finance, Inc., 5.375%, 10/15/23	184,000	184,805
Arbor Realty Trust, Inc., 4.75%, 11/1/22	72,000	78,975
Blackstone Mortgage Trust, Inc., 4.75%, 3/15/23	70,000	71,650
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 4.125%, 9/1/22	35,000	73,806
PennyMac Corp., 5.50%, 3/15/26(1)	190,000	182,738
		591,974
Oil, Gas and Consumable Fuels — 2.4%
Cheniere Energy, Inc., 4.25%, 3/15/45	85,000	72,791
EQT Corp., 1.75%, 5/1/26	58,000	88,827
Green Plains, Inc., 2.25%, 3/15/27	41,000	59,021
Pioneer Natural Resources Co., 0.25%, 5/15/25	195,000	337,252
		557,891
Personal Products — 0.3%
Herbalife Nutrition Ltd., 2.625%, 3/15/24	70,000	68,863

Pharmaceuticals — 1.3%
Jazz Investments I Ltd., 2.00%, 6/15/26	270,000	300,375
Professional Services — 0.5%
FTI Consulting, Inc., 2.00%, 8/15/23	46,000	68,701
KBR, Inc., 2.50%, 11/1/23	32,000	56,550
		125,251
Real Estate Management and Development — 0.9%
Opendoor Technologies, Inc., 0.25%, 8/15/26(1)	65,000	69,434
Zillow Group, Inc., 2.75%, 5/15/25	114,000	135,774
		205,208
Semiconductors and Semiconductor Equipment — 4.0%
Enphase Energy, Inc., 0.00%, 3/1/26(1)(2)	92,000	103,362
Microchip Technology, Inc., 0.125%, 11/15/24	183,000	220,497
ON Semiconductor Corp., 0.00%, 5/1/27(1)(2)	179,000	246,082
Silicon Laboratories, Inc., 0.625%, 6/15/25	90,000	151,179
Teradyne, Inc., 1.25%, 12/15/23	41,000	198,284
		919,404
Software — 15.1%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(1)(2)	54,000	48,330
Bentley Systems, Inc., 0.125%, 1/15/26(1)	160,000	163,884
Bill.com Holdings, Inc., 0.00%, 12/1/25(1)(2)	39,000	72,803
Blackline, Inc., 0.00%, 3/15/26(1)(2)	98,000	94,570
Datadog, Inc., 0.125%, 6/15/25	152,000	305,642
DocuSign, Inc., 0.00%, 1/15/24(1)(2)	186,000	189,534
Dropbox, Inc., 0.00%, 3/1/28(1)(2)	145,000	142,462
Envestnet, Inc., 1.75%, 6/1/23	27,000	33,446
Five9, Inc., 0.50%, 6/1/25	44,000	54,893
HubSpot, Inc., 0.375%, 6/1/25	147,000	433,558
Mandiant, Inc., 0.875%, 6/1/24	35,000	36,334
Mitek Systems, Inc., 0.75%, 2/1/26(1)	53,000	57,754
NortonLifeLock, Inc., 2.00%, 8/15/22(1)	185,000	232,267
Palo Alto Networks, Inc., 0.375%, 6/1/25	348,000	649,890
Pegasystems, Inc., 0.75%, 3/1/25	70,000	75,547
Rapid7, Inc., 0.25%, 3/15/27(1)	70,000	93,624
RingCentral, Inc., 0.00%, 3/1/25(2)	92,000	92,322
Sailpoint Technologies Holdings, Inc., 0.125%, 9/15/24	43,000	82,453
Tyler Technologies, Inc., 0.25%, 3/15/26(1)	150,000	179,190
Varonis Systems, Inc., 1.25%, 8/15/25	26,000	46,789
Workday, Inc., 0.25%, 10/1/22	78,000	145,942
Zendesk, Inc., 0.625%, 6/15/25	124,000	145,824
Zscaler, Inc., 0.125%, 7/1/25	42,000	98,784
		3,475,842
Specialty Retail — 3.3%
American Eagle Outfitters, Inc., 3.75%, 4/15/25	44,000	135,819
Burlington Stores, Inc., 2.25%, 4/15/25	113,000	168,319
Dick's Sporting Goods, Inc., 3.25%, 4/15/25	75,000	270,422
RH, 0.00%, 9/15/24(2)	66,000	181,744
		756,304
Textiles, Apparel and Luxury Goods — 0.2%
Under Armour, Inc., 1.50%, 6/1/24	23,000	48,247
TOTAL CONVERTIBLE BONDS (Cost $14,842,313)		15,126,595
CONVERTIBLE PREFERRED STOCKS — 28.2%
Auto Components — 1.4%
Aptiv plc, 5.50%, 6/15/23	1,850	331,328

Banks — 1.2%
Bank of America Corp., 7.25%	84	119,574
Wells Fargo & Co., 7.50%	103	151,262
		270,836
Capital Markets — 2.6%
AMG Capital Trust II, 5.15%, 10/15/37	2,374	140,636
KKR & Co., Inc., 6.00%, 9/15/23	5,062	469,399
		610,035
Diversified Financial Services — 0.2%
2020 Mandatory Exchangeable Trust, 6.50%, 5/16/23(1)	22	33,931
Electric Utilities — 4.9%
American Electric Power Co., Inc., 6.125%, 8/15/23	2,730	135,408
NextEra Energy, Inc., 5.28%, 3/1/23	3,482	189,316
NextEra Energy, Inc., 6.22%, 9/1/23	6,635	361,475
PG&E Corp., 5.50%, 8/16/23	1,792	203,324
Southern Co. (The), 6.75%, 8/1/22	4,893	247,083
		1,136,606
Electronic Equipment, Instruments and Components — 0.3%
II-VI, Inc., 6.00%, 7/1/23	260	68,720
Equity Real Estate Investment Trusts (REITs) — 0.7%
Lexington Realty Trust, 6.50%	2,793	169,189
Food Products — 1.1%
Bunge Ltd., 4.875%	2,024	247,758
Health Care Equipment and Supplies — 2.5%
Becton Dickinson and Co., 6.00%, 6/1/23	6,067	304,624
Boston Scientific Corp., 5.50%, 6/1/23	2,641	279,471
		584,095
Life Sciences Tools and Services — 5.4%
Avantor, Inc., 6.25%, 5/15/22	3,293	398,651
Danaher Corp., 5.00%, 4/15/23	491	840,351
		1,239,002
Machinery — 1.2%
Colfax Corp., 5.75%, 1/15/22	449	83,626
Stanley Black & Decker, Inc., 5.25%, 11/15/22	1,846	190,821
		274,447
Metals and Mining — 0.8%
ArcelorMittal SA, 5.50%, 5/18/23	2,898	183,820
Multi-Utilities — 1.7%
Dominion Energy, Inc., 7.25%, 6/1/22	709	67,440
DTE Energy Co., 6.25%, 11/1/22	4,575	222,575
NiSource, Inc., 7.75%, 3/1/24	887	91,459
		381,474
Semiconductors and Semiconductor Equipment — 2.9%
Broadcom, Inc., 8.00%, 9/30/22	388	675,589
Wireless Telecommunication Services — 1.3%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23(1)	300	299,184
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,473,024)		6,506,014
COMMON STOCKS — 1.3%
Health Care Providers and Services — 0.7%
Anthem, Inc.	378	153,555
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Chimera Investment Corp.	9,645	153,355
TOTAL COMMON STOCKS (Cost $311,496)		306,910

TEMPORARY CASH INVESTMENTS — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $847,279)	847,279	847,279
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $22,474,112)		22,786,798
OTHER ASSETS AND LIABILITIES — 1.2%		272,389
TOTAL NET ASSETS — 100.0%		$23,059,187

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,319,109, which represented 18.7% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitor for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Convertible Bonds	—	15,126,595	—
Convertible Preferred Stocks	396,083	6,109,931	—
Common Stocks	306,910	—	—
Temporary Cash Investments	847,279	—	—
	1,550,272	21,236,526	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.